Related Party Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Administration fees	€ 15,319	€ 16,012
Interest expense	10,919	2,784
Companies prepayments	780	2,651
Loan granted	13,333	13,908
Share-based payments	3,866	1,451	€ 2,767
Ads-tec Administration GmbH [Member]
Related Party Transactions [Line Items]
Administration fees	3,466	2,741	3,412
Management fees	114	246	€ 1,095
Ads-tec Administration GmbH [Member] | Bottom of range [member]
Related Party Transactions [Line Items]
Comprise liability	771	445
Ads-tec Industrial IT GmbH [Member]
Related Party Transactions [Line Items]
Companies prepayments	550	2,022
Ads-tec Industrial IT GmbH [Member] | Top of range [member]
Related Party Transactions [Line Items]
Comprise liability	1,700	€ 1,428
Restricted Stock Units [Member]
Related Party Transactions [Line Items]
Share-based payments	€ 487